SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of basic and diluted loss per share (Details) (USD $)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended	20 Months Ended	29 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Numerator:
Loss from continuing operations	$ (1,080,527)	$ (1,806,369)	$ (9,848)	$ (2,614,815)	$ (5,022,923)	$ (5,527,637)	$ (5,537,485)	$ (8,152,300)
Loss from discontinued operations	$ 145,207	$ (96,921)	$ (99,474)	$ 263,460	$ (1,426,846)	$ (1,410,671)	$ (1,510,145)	$ (1,246,685)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	5,227,840	2,605,776	7,469,388	4,330,208	2,717,610	36,238,712	24,948,719	2,702,318
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.21)	$ (0.69)	$ 0.00	$ (0.60)	$ (1.85)	$ (0.15)	$ (0.22)	$ (3.02)
Loss from discontinued operations	$ 0.03	$ (0.04)	$ (0.01)	$ 0.06	$ (0.53)	$ (0.04)	$ (0.06)	$ (0.46)